LEASE OBLIGATIONS (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating lease agreements
Rent expense	$ 17,257	$ 267,041	$ 246,103	$ 736,523	$ 551,944	$ 816,790	$ 541,146
Minimum Rent base						3,400
Maximum Rent base						6,500
Monthly base rent payments						32,921
Security deposit	$ 19,500
Stateside
Operating lease agreements
Minimum Rent base				3,100		3,100
Maximum Rent base				$ 9,000		$ 9,000